Related party transactions - Related party transactions with affiliated company - Equity Method - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction
Carrying value of equity method Investment	$ 250,467	$ 237,081
EVERTEC Inc.
Related Party Transaction
Equity Method Investment Ownership Percentage	16.16%
Carrying value of equity method Investment	$ 86,158	73,534
Earnings from investments under the equity method	17,801	17,265	$ 15,551
Dividends from subsidiaries / investment	$ 2,300	2,300
BHD LEON
Related Party Transaction
Equity Method Investment Ownership Percentage	15.84%
Carrying value of equity method Investment	$ 153,100	151,600
Earnings from investments under the equity method	27,000	26,600
Equity Method Investment Distributions	$ 13,200	$ 12,600